Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The Company is subject to income taxes in the jurisdictions in which it operates. The significant jurisdictions in which the Company is subject to tax are Bermuda, the U.S., and the U.K. Through December 31, 2024, Aspen Holdings and Aspen Bermuda were not subject to any income or capital gains taxes in Bermuda. On December 27, 2023, the Corporate Income Tax Act 2023 received Royal Assent in Bermuda, introducing a15% corporate tax that applies to Bermuda businesses that are part of multinational enterprise groups. This new corporate tax took effect for accounting periods beginning on or after January 1, 2025. The Company’s consolidated effective tax rate has increased for the twelve months ended December 31, 2025 as a result of these changes.
The Company’s U.S. operating companies were subject to a U.S. federal income tax rate of 21%.
The Company’s U.K. operating companies were taxed at the effective U.K. corporate tax rate of 25%. The U.K. tax rate changed on April 1, 2023 from 19% to 25%.
Total income tax expense/(benefit) for the twelve months ended December 31, 2025, 2024 and 2023 was allocated as follows:

	Twelve Months Ended December 31,
	2025	2024	2023

	($ in millions)
Income tax expense/(benefit) allocated to net income	$103.9	$(22.0)	$(132.1)
Income tax expense allocated to other comprehensive income	37.5	3.3	20.6
Total income tax expense (benefit)	$141.4	$(18.7)	$(111.5)
Income/(loss) from operations before income taxes and income tax expense/(benefit) attributable to that income/(loss) for the twelve months ended December 31, 2025, 2024 and 2023, disaggregated by domestic/national and foreign operations, is provided in the tables below:

	Twelve Months Ended December 31, 2025
	Income/(loss) before tax	Current tax expense	Deferred tax expense/(benefit)	Total income tax expense

	($ in millions)
Domestic/National (Bermuda) (1)	$109.7	$2.1	$7.7	$9.8
Foreign:
U.S.	293.6	57.4	5.3	62.7
U.K.	(21.4)	15.6	9.8	25.4
Other (2)	62.2	6.5	(0.5)	6.0
Total	$444.1	$81.6	$22.3	$103.9

	Twelve Months Ended December 31, 2024
	Income before tax	Current tax expense	Deferred tax expense/(benefit)	Total income tax expense/(benefit)

	($ in millions)
Domestic/National (Bermuda)	$85.3	$—	$1.3	$1.3
Foreign:
U.S.	269.0	62.7	(4.4)	58.3
U.K.	106.9	3.9	(85.3)	(81.4)
Other	2.9	—	(0.2)	(0.2)
Total	$464.1	$66.6	$(88.6)	$(22.0)

	Twelve Months Ended December 31, 2023
	Income before tax	Current tax expense	Deferred tax (benefit)/expense	Total income tax (benefit)/expense

	($ in millions)
Domestic/National (Bermuda)	$148.8	$—	$(201.1)	$(201.1)
Foreign:
U.S.	236.3	52.4	3.0	55.4
U.K.	0.7	5.3	0.1	5.4
Other	16.8	7.9	0.3	8.2
Total	$402.6	$65.6	$(197.7)	$(132.1)
________________
(1)    As a result of the Bermuda Corporate Income Tax Act 2023, a 15% corporate income tax has been applied to the Company’s Bermuda operations. All Bermuda income taxes are levied by the Government of Bermuda and are considered national income taxes. The Company has not incurred any Bermuda state income taxes.
(2)    Current tax expense and deferred tax (benefit) in “Other” relates to the branches of Aspen UK and Aspen Bermuda Limited.
As noted above, the tax rate in Bermuda, the Company’s country of domicile, is currently 15%. Application of the statutory income tax rate for operations in other jurisdictions produces a differential to the expected income tax expense/(benefit) as shown in the table below. The reconciliation between the income tax expense and the amount that would result from applying the statutory rate for the Company, after the adoption of ASU 2023-09, for the twelve months ended December 31, 2025 is provided in the table below:

	Twelve Months Ended December 31, 2025
	$ in millions	Percentage

Income Tax Reconciliation
Income tax benefit at statutory tax rate	$66.6	15.0%
Foreign tax effects:
United Kingdom:
Prior year adjustments (1)	13.7	3.1
Pillar II top-up tax	10.2	2.3
Statutory tax rate differential	16.8	3.8
Tax credits	(10.3)	(2.3)
Other adjustments	0.5	0.1
United States:
Statutory tax rate differential	27.4	6.2
Changes in valuation allowance	(5.7)	(1.3)
Other adjustments	1.3	0.3
Switzerland:
Statutory tax rate differential	4.4	1.0
Changes in valuation allowance	(6.0)	(1.4)
Other adjustments	(1.4)	(0.3)
Other foreign jurisdictions	(0.4)	(0.1)
Effect of changes in tax laws or rates enacted in the period	(10.2)	(2.3)
Tax credits	(0.8)	(0.2)
Nontaxable or nondeductible items	3.5	0.8
Other adjustments - prior year adjustments (1)	(5.7)	(1.3)
Income tax expense and effective tax rate	$103.9	23.4%
________________
(1)    The submission dates for filing income tax returns for the Company’s U.S. and U.K. operating subsidiaries are after the submission date of these consolidated financial statements. Accordingly, the final tax liabilities may differ from the estimated income tax expense included in these consolidated financial statements and may result in prior year adjustments being reported. The prior period adjustments for the twelve months ended December 31, 2025 predominantly relate to the determination of results under U.K. GAAP, upon which the U.K. tax returns are based. These items can only be reasonably determined on an accurate basis after the Company’s Annual Report on Form 20F has been filed.
The reconciliation between the income tax expense and the amount that would result from applying the statutory rate for the Company, prior to the adoption of ASU 2023-09, for the twelve months ended December 31, 2024 and 2023 is provided in the table below:

	Twelve Months Ended December 31,
	2024	2023

Income Tax Reconciliation	($ in millions)
Income tax benefit at statutory tax rate of zero percent	$—	$—
Overseas statutory tax rates differential	88.1	56.3
Base erosion and anti-abuse tax (BEAT) expense	0.2	0.9
Prior year adjustments (1)	(5.9)	6.9
Introduction of Bermuda corporate income tax	2.2	(201.1)
Change in valuation allowance (2)	(106.6)	4.0
Foreign exchange	0.6	(1.3)
Non-deductible expenses	0.3	2.5
Impact of changes in statutory tax rates	(0.9)	(0.3)
Total income tax (benefit)	$(22.0)	$(132.1)
________________
(1)    The submission dates for filing income tax returns for the Company’s U.S. and U.K. operating subsidiaries are after the submission date of these consolidated financial statements. Accordingly, the final tax liabilities may differ from the estimated income tax expense included in these consolidated financial statements and may result in prior year adjustments being reported. The prior period adjustments for the twelve months ended December 31, 2024 predominantly relate to the determination of the results of the U.K. operating subsidiaries and its branches. The prior period adjustments for the twelve months ended December 31, 2023 predominantly relate to the determination of results in the U.K.
(2)    The decrease in valuation allowance in 2024 related to a change in judgment about the recoverability of deferred tax assets in Aspen UK.
Income tax returns that have been filed by the Company’s U.S. Operating Subsidiaries are subject to examination for 2022 and later tax years. The Company’s U.K. operating subsidiaries’ income tax returns are potentially subject to examination for 2024 and later tax years as these periods are considered “open” by the U.K. Tax Authority. The Company accrues interest and penalties related to an underpayment of income taxes, if applicable, as income tax expenses. The Company does not believe it will be subject to any penalties in any open tax years. No uncertain tax position has been identified in 2025 or 2024. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as at December 31, 2025 or 2024.
The tax effects of temporary differences and carryforwards that give rise to deferred tax assets and deferred tax liabilities are presented in the following table as at December 31, 2025 and 2024:

	As at December 31,
	2025	2024

	($ in millions)
Deferred tax assets:
Share-based payments	$0.8	$—
Operating loss carryforwards	150.7	181.1
Capital loss carryforwards	17.9	17.8
Insurance reserves: Losses and loss adjustment expenses	99.1	111.2
Unrealized losses on investments	—	7.4
Accrued expenses	11.0	11.3
Foreign tax credit carryforwards	20.2	22.0
Insurance reserves: Unearned premiums	34.9	34.5
Intangible assets	74.0	82.7
Office properties and equipment	15.4	14.7
Operating lease liabilities	14.3	15.0
Other temporary differences	4.2	8.1
Total deferred tax assets	$442.5	$505.8
Less valuation allowance	(49.2)	(64.0)
Deferred tax assets, net of valuation allowance	$393.3	$441.8

Deferred tax liabilities:
Unrealized gains on investments	$(1.4)	$—
Intangible assets	(0.6)	(0.2)
Deferred acquisition costs	(34.0)	(31.0)
Right-of-use operating lease assets	(9.9)	(10.4)
Insurance reserves: Losses and loss adjustment expenses	(3.8)	—
Other temporary differences	(5.1)	(3.4)
Total deferred tax (liabilities)	$(54.8)	$(45.0)

Net deferred tax assets	$338.5	$396.8
Deferred tax liabilities and assets represent the tax effect of carryforwards and temporary differences between the value of assets and liabilities for financial statement purposes and such values as measured by U.K., U.S., Bermuda and other tax laws and regulations.
In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences and carry forwards become deductible or creditable. Management considers the scheduled reversal of existing taxable temporary differences, carryback availability, projected future taxable income, and tax-planning strategies in making this assessment.
As at December 31, 2025, the Company has net operating losses carryforwards for Bermuda corporate income tax purposes of $294.8 million (2024 — $267.0 million), net operating losses carryforwards for U.S. federal income tax purposes of $276.0 million (2024 — $324.8 million), of which $226.4 million relates to the U.S. operating subsidiaries and $49.6 million to Aspen UK’s U.S. tax branch. The Company also has net operating losses carryforwards for U.K. corporate tax purposes of $194.6 million (2024 — $249.5 million), deferred syndicate profits of $61.7 million (2024 — $29.3 million), and losses in other jurisdictions of $71.8 million (2024 — $86.1 million).
The $276.0 million that are available to offset future U.S. federal taxable income will expire between 2032 and 2041. The amount of pre-merger net operating losses carryforwards that can be used each year is limited by section 382 to $6.5 million per year for Aspen UK’s U.S. tax branch, and $20.8 million per year for the next 15 years for the U.S. operating subsidiaries.
The net operating losses in Bermuda, the U.K. and other jurisdictions are available to offset future corporate income in those jurisdictions over an indefinite period.
For U.S. federal income tax purposes, the Company has capital loss carryforwards of $85.3 million, of which $47.6 million relates to the U.S. operating subsidiaries and $37.7 million to Aspen UK’s branch, expiring between 2026 and 2028.
For U.K. corporate tax purposes, the Company has foreign tax credit carryforwards of $20.2 million (2024 — $22.0 million) which are available to offset future U.K. corporate tax arising on the same foreign source of income over an indefinite period.
A valuation allowance of $17.5 million (2024 — $22.9 million) on U.S. deferred tax assets (which includes these loss carryforwards) has been recognized at December 31, 2025 relating to Aspen UK’s U.S. tax branch.
A valuation allowance of $20.3 million (2024 — $26.1 million) has been established against U.K. deferred tax assets.
The U.K., U.S. and other jurisdictions valuation allowance combined total is $49.2 million (2024 — $64.0 million).
The Company made the following tax payments for the twelve months ended December 31, 2025:

Twelve Months Ended December 31, 2025

($ in millions)
National (Bermuda)	$3.0
Foreign:
U.S.	55.0
U.K.	12.5
Other	1.3
Total income taxes paid	$71.8